Borrowings - Long-Term Borrowings (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Borrowings
Debt issued by the Company		¥ 3,863,436	¥ 3,823,410
Debt issued by subsidiaries-guaranteed by the Company		1,885,256	2,372,412
Debt issued by subsidiaries-not guaranteed by the Company	[1]	2,587,604	2,031,241
Total		¥ 8,336,296	¥ 8,227,063

[1]	Includes trading balances of secured borrowings.